Document and Entity Information	Dec. 17, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2019
Entity Registrant Name	NEVRO CORP
Entity Central Index Key	0001444380
Entity Emerging Growth Company	false
Entity File Number	001-36715
Entity Tax Identification Number	56-2568057
Entity Address, Address Line One	1800 Bridge Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	251-0005
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value per share
Trading Symbol	NVRO
Security Exchange Name	NYSE